Note 22 - Business Acquisitions - Purchase Price Allocation of DenseLight and BB Phontonics (Details) (Parentheticals) - Ordinary shares [member]	Jun. 22, 2016	May 11, 2016
DenseLight [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable		13,611,150
BB Photonics [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable	1,996,090